NEW YORK LIFE INVESTMENTS VP FUNDS TRUST

NYLI VP MFS® Investors Trust Portfolio
NYLI VP MFS® Research Portfolio
NYLI VP Newton Technology Growth Portfolio

(the “Portfolios”)

Supplement dated December 18, 2024 (“Supplement”)
to the Prospectus dated December 18, 2024 and the
Statement of Additional Information (“SAI”) dated May 1, 2024, as amended

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective immediately, the Portfolios are closed to all investors until on or about February 10, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.